Cover Page	12 Months Ended
Dec. 31, 2024 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2024
Current Fiscal Year End Date	--12-31
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-38714
Entity Registrant Name	StoneCo Ltd.
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Block 12D Parcel 33 and 95
Entity Address, Address Line Two	18 Forum Lane, Camana Bay
Entity Address, Address Line Three	P.O. Box 10240
Entity Address, City or Town	Grand Cayman
Entity Address, Postal Zip Code	KY1-1002
Entity Address, Country	KY
Title of 12(b) Security	Class A common shares, par value US$0.000079365 per share
Trading Symbol	STNE
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Amendment Flag	false
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Entity Central Index Key	0001745431
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	Avenida Rebouças, No. 2880, 5th floor
Entity Address, Address Line Two	Pinheiros
Entity Address, City or Town	São Paulo
Entity Address, Postal Zip Code	05402-500
Entity Address, Country	BR
Contact Personnel Name	Mateus Scherer Schwening
City Area Code	55 (11)
Local Phone Number	-9680
Contact Personnel Fax Number	55 (11) 3004-9680
Contact Personnel Email Address	mscherer@stone.com.br
Class A common stock
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	269,087,488
Class B common stock
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	16,925,090